RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ 153	$ (12)	$ 295	$ (49)
Unrealized gains (losses) hedging instruments included in other comprehensive income	50	27	178	(6)
Unrealized gains (losses) included in other comprehensive income	52	120	161	37
Other Income
Investment In Equity and Debt Securities [Line Items]
Gains associated with available for sale instruments	8	2	8	2
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	10	(23)	76	(61)
Unrealized gains (losses) hedging instruments included in other comprehensive income	18	(61)	184	(173)
Reclassification adjustments recognized in net income, net	(34)	35	(82)	86
IFRS 9 PPAs
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	14	(25)	71	(103)
Unrealized gains (losses) hedging instruments included in other comprehensive income	25	(16)	37	(53)
Reclassification adjustments recognized in net income, net	0	0	0	2
Investment in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	46	(6)	46	(6)
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	15	15	9	65
Unrealized gains (losses) hedging instruments included in other comprehensive income	29	95	(17)	222
Reclassification adjustments recognized in net income, net	2	1	1	4
Reclassification adjustments recognized in net income	(23)	36	(72)	92
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(1)	28	(6)	36
Unrealized gains (losses) hedging instruments included in other comprehensive income	(22)	9	(26)	(2)
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	44	32	61	62
Foreign exchange (loss) gain
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	25	(33)	38	(42)
Foreign exchange swaps – net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	0	97	(19)	52
Investments in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ 2	$ (4)	$ 2	$ (9)